Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	WILLIAM BLAIR FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000822632
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 21, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 24, 2011
Prospectus Date	rr_ProspectusDate	Oct 24, 2011

Class N | William Blair Large Cap Value Fund
WILLIAM BLAIR LARGE CAP VALUE FUND
INVESTMENT OBJECTIVE:
The Fund seeks long-term capital appreciation.
FEES AND EXPENSES:
This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Class N William Blair Large Cap Value Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class N William Blair Large Cap Value Fund
Management Fee		0.80%
Distribution (Rule 12b-1) Fee		0.25%
Other Expenses	[1]	0.43%
Total Annual Fund Operating Expenses	[2]	1.48%
Fee Waiver and/or Expense Reimbursement		0.28%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.20%
[1]	"Other Expenses" are estimated for the current fiscal year since the Fund did not commence operations until October 24, 2011.
[2]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Class N operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 1.20% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund's Commencement of Operations on October 24, 2011 for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio is below the expense limitation.

Example:

This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Class N William Blair Large Cap Value Fund	122	440

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, portfolio turnover information is not available.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large capitalized ("large cap") companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of large cap domestic companies that the Advisor believes offer a long-term investment value. These are typically companies that have been financially sound historically, but are temporarily out of favor. For purposes of the Fund, the Advisor considers a company to be a large cap company if it has a market capitalization no smaller than the smallest capitalized company included in the Russell 1000® Value Index at the time of the Fund's investment. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase equity securities of companies with business characteristics and value prospects similar to large cap companies, but that may have a market capitalization below the market capitalization of the smallest member of the Russell 1000® Value Index. Although the Fund can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize certain sectors, even investing more than 25% of total assets in any one sector.

The Russell 1000® Value Index is a widely recognized, unmanaged index that measures the performance of the large cap value segment of the U.S. equity universe that includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The companies in the Russell 1000® Value Index are considered representative of large cap value companies. The size of companies in the Russell 1000® Value Index may change with market conditions. In addition, changes to the composition of the Russell 1000® Value Index can change the market capitalization range of the companies in the index. As of September 30, 2011, the Russell 1000® Value Index included securities issued by companies that ranged in size between  $654 million and  $359 billion.

The Advisor employs a value-investing approach focusing primarily on established companies that offer capital growth and future dividend payments and whose stock prices appear to be undervalued relative to the general market. In choosing investments, fundamental company analysis and stock selection are the Advisor's primary focus. The Advisor begins by screening for stocks whose price-to-earnings ratios are below the average for the Russell 1000® Index. The Advisor then compares a company's stock price to its book value, cash flow, free cash flow yield, and analyzes individual companies to identify those that are financially sound and appear to have strong potential for long-term growth.

The Advisor assembles the Fund's portfolio from among the most attractive stocks, drawing on an analysis of economic outlooks for various sectors and industries. The Advisor may favor securities from different sectors and industries at different times while maintaining variety in terms of industries or companies represented.

The Advisor will normally sell a security when the Advisor believes the growth potential or income potential of the security has changed, other investments offer better opportunities, or in the course of adjusting the emphasis on or within a given industry.

PRINCIPAL RISKS OF INVESTING:

 Because the Fund invests most of its assets in equity securities of large cap domestic value companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund's returns will vary, and you could lose money by investing in the Fund. Separate accounts managed by the Advisor may invest in the Fund, and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor's decision to make changes to or rebalance its clients' allocations in the separate accounts may substantially impact the Fund's performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:
The bar chart and table showing the Fund's annual returns and average annual total return are not included because the Fund does not have annual returns for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WILLIAM BLAIR FUNDS
Prospectus Date	rr_ProspectusDate	Oct 24, 2011
Class N | William Blair Large Cap Value Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	1.00%
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.43%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.28%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	440
Class N | William Blair Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR LARGE CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, portfolio turnover information is not available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are estimated for the current fiscal year since the Fund did not commence operations until October 24, 2011
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large capitalized ("large cap") companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of large cap domestic companies that the Advisor believes offer a long-term investment value. These are typically companies that have been financially sound historically, but are temporarily out of favor. For purposes of the Fund, the Advisor considers a company to be a large cap company if it has a market capitalization no smaller than the smallest capitalized company included in the Russell 1000® Value Index at the time of the Fund's investment. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase equity securities of companies with business characteristics and value prospects similar to large cap companies, but that may have a market capitalization below the market capitalization of the smallest member of the Russell 1000® Value Index. Although the Fund can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize certain sectors, even investing more than 25% of total assets in any one sector.

The Russell 1000® Value Index is a widely recognized, unmanaged index that measures the performance of the large cap value segment of the U.S. equity universe that includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The companies in the Russell 1000® Value Index are considered representative of large cap value companies. The size of companies in the Russell 1000® Value Index may change with market conditions. In addition, changes to the composition of the Russell 1000® Value Index can change the market capitalization range of the companies in the index. As of September 30, 2011, the Russell 1000® Value Index included securities issued by companies that ranged in size between  $654 million and  $359 billion.

The Advisor employs a value-investing approach focusing primarily on established companies that offer capital growth and future dividend payments and whose stock prices appear to be undervalued relative to the general market. In choosing investments, fundamental company analysis and stock selection are the Advisor's primary focus. The Advisor begins by screening for stocks whose price-to-earnings ratios are below the average for the Russell 1000® Index. The Advisor then compares a company's stock price to its book value, cash flow, free cash flow yield, and analyzes individual companies to identify those that are financially sound and appear to have strong potential for long-term growth.

The Advisor assembles the Fund's portfolio from among the most attractive stocks, drawing on an analysis of economic outlooks for various sectors and industries. The Advisor may favor securities from different sectors and industries at different times while maintaining variety in terms of industries or companies represented.

The Advisor will normally sell a security when the Advisor believes the growth potential or income potential of the security has changed, other investments offer better opportunities, or in the course of adjusting the emphasis on or within a given industry.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

 Because the Fund invests most of its assets in equity securities of large cap domestic value companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund's returns will vary, and you could lose money by investing in the Fund. Separate accounts managed by the Advisor may invest in the Fund, and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor's decision to make changes to or rebalance its clients' allocations in the separate accounts may substantially impact the Fund's performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund's returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart and table showing the Fund's annual returns and average annual total return are not included because the Fund does not have annual returns for a full calendar year.

[1]	"Other Expenses" are estimated for the current fiscal year since the Fund did not commence operations until October 24, 2011.
[2]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Class N operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 1.20% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund's Commencement of Operations on October 24, 2011 for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio is below the expense limitation.

Class I | William Blair Large Cap Value Fund
WILLIAM BLAIR LARGE CAP VALUE FUND
INVESTMENT OBJECTIVE:
The Fund seeks long-term capital appreciation.
FEES AND EXPENSES:
This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Class I William Blair Large Cap Value Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class I William Blair Large Cap Value Fund
Management Fee		0.80%
Distribution (Rule 12b-1) Fee		none
Other Expenses	[1]	0.43%
Total Annual Fund Operating Expenses	[2]	1.23%
Fee Waiver and/or Expense Reimbursement		0.28%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.95%
[1]	"Other Expenses" are estimated for the current fiscal year since the Fund did not commence operations until October 24, 2011.
[2]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Class I operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 0.95% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund's Commencement of Operations on October 24, 2011 for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio is below the expense limitation.

Example:

This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Class I William Blair Large Cap Value Fund	97	363

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, portfolio turnover information is not available.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large capitalized ("large cap") companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of large cap domestic companies that the Advisor believes offer a long-term investment value. These are typically companies that have been financially sound historically, but are temporarily out of favor. For purposes of the Fund, the Advisor considers a company to be a large cap company if it has a market capitalization no smaller than the smallest capitalized company included in the Russell 1000® Value Index at the time of the Fund's investment. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase equity securities of companies with business characteristics and value prospects similar to large cap companies, but that may have a market capitalization below the market capitalization of the smallest member of the Russell 1000® Value Index. Although the Fund can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize certain sectors, even investing more than 25% of total assets in any one sector.

The Russell 1000® Value Index is a widely recognized, unmanaged index that measures the performance of the large cap value segment of the U.S. equity universe that includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The companies in the Russell 1000® Value Index are considered representative of large cap value companies. The size of companies in the Russell 1000® Value Index may change with market conditions. In addition, changes to the composition of the Russell 1000® Value Index can change the market capitalization range of the companies in the index. As of September 30, 2011, the Russell 1000® Value Index included securities issued by companies that ranged in size between  $654 million and  $359 billion.

The Advisor employs a value-investing approach focusing primarily on established companies that offer capital growth and future dividend payments and whose stock prices appear to be undervalued relative to the general market. In choosing investments, fundamental company analysis and stock selection are the Advisor's primary focus. The Advisor begins by screening for stocks whose price-to-earnings ratios are below the average for the Russell 1000® Index. The Advisor then compares a company's stock price to its book value, cash flow, free cash flow yield, and analyzes individual companies to identify those that are financially sound and appear to have strong potential for long-term growth.

The Advisor assembles the Fund's portfolio from among the most attractive stocks, drawing on an analysis of economic outlooks for various sectors and industries. The Advisor may favor securities from different sectors and industries at different times while maintaining variety in terms of industries or companies represented.

The Advisor will normally sell a security when the Advisor believes the growth potential or income potential of the security has changed, other investments offer better opportunities, or in the course of adjusting the emphasis on or within a given industry.

PRINCIPAL RISKS OF INVESTING:

Because the Fund invests most of its assets in equity securities of large cap domestic value companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund's returns will vary, and you could lose money by investing in the Fund. Separate accounts managed by the Advisor may invest in the Fund, and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor's decision to make changes to or rebalance its clients' allocations in the separate accounts may substantially impact the Fund's performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:
The bar chart and table showing the Fund's annual returns and average annual total return are not included because the Fund does not have annual returns for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WILLIAM BLAIR FUNDS
Prospectus Date	rr_ProspectusDate	Oct 24, 2011
Class I | William Blair Large Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	1.00%
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.28%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	363
Class I | William Blair Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR LARGE CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, portfolio turnover information is not available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are estimated for the current fiscal year since the Fund did not commence operations until October 24, 2011
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large capitalized ("large cap") companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of large cap domestic companies that the Advisor believes offer a long-term investment value. These are typically companies that have been financially sound historically, but are temporarily out of favor. For purposes of the Fund, the Advisor considers a company to be a large cap company if it has a market capitalization no smaller than the smallest capitalized company included in the Russell 1000® Value Index at the time of the Fund's investment. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase equity securities of companies with business characteristics and value prospects similar to large cap companies, but that may have a market capitalization below the market capitalization of the smallest member of the Russell 1000® Value Index. Although the Fund can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize certain sectors, even investing more than 25% of total assets in any one sector.

The Russell 1000® Value Index is a widely recognized, unmanaged index that measures the performance of the large cap value segment of the U.S. equity universe that includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The companies in the Russell 1000® Value Index are considered representative of large cap value companies. The size of companies in the Russell 1000® Value Index may change with market conditions. In addition, changes to the composition of the Russell 1000® Value Index can change the market capitalization range of the companies in the index. As of September 30, 2011, the Russell 1000® Value Index included securities issued by companies that ranged in size between  $654 million and  $359 billion.

The Advisor employs a value-investing approach focusing primarily on established companies that offer capital growth and future dividend payments and whose stock prices appear to be undervalued relative to the general market. In choosing investments, fundamental company analysis and stock selection are the Advisor's primary focus. The Advisor begins by screening for stocks whose price-to-earnings ratios are below the average for the Russell 1000® Index. The Advisor then compares a company's stock price to its book value, cash flow, free cash flow yield, and analyzes individual companies to identify those that are financially sound and appear to have strong potential for long-term growth.

The Advisor assembles the Fund's portfolio from among the most attractive stocks, drawing on an analysis of economic outlooks for various sectors and industries. The Advisor may favor securities from different sectors and industries at different times while maintaining variety in terms of industries or companies represented.

The Advisor will normally sell a security when the Advisor believes the growth potential or income potential of the security has changed, other investments offer better opportunities, or in the course of adjusting the emphasis on or within a given industry.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests most of its assets in equity securities of large cap domestic value companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund's returns will vary, and you could lose money by investing in the Fund. Separate accounts managed by the Advisor may invest in the Fund, and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor's decision to make changes to or rebalance its clients' allocations in the separate accounts may substantially impact the Fund's performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund's returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart and table showing the Fund's annual returns and average annual total return are not included because the Fund does not have annual returns for a full calendar year.

[1]	"Other Expenses" are estimated for the current fiscal year since the Fund did not commence operations until October 24, 2011.
[2]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Class I operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 0.95% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund's Commencement of Operations on October 24, 2011 for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio is below the expense limitation.

Class N | William Blair Emerging Markets Small Cap Growth Fund
WILLIAM BLAIR EMERGING MARKETS SMALL CAP GROWTH FUND
INVESTMENT OBJECTIVE:
The Fund seeks long-term capital appreciation.
FEES AND EXPENSES:
This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Class N William Blair Emerging Markets Small Cap Growth Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class N William Blair Emerging Markets Small Cap Growth Fund
Management Fee		1.10%
Distribution (Rule 12b-1) Fee		0.25%
Other Expenses (includes a shareholder administration fee)	[1]	0.46%
Total Annual Fund Operating Expenses	[2]	1.81%
Fee Waiver and/or Expense Reimbursement		0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.65%
[1]	"Other Expenses" are estimated for the current fiscal year since the Fund did not commence operations until October 24, 2011.
[2]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Class N operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 1.65% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund's Commencement of Operations on October 24, 2011 for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio is below the expense limitation.

Example:

This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Class N William Blair Emerging Markets Small Cap Growth Fund	168	554

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, portfolio turnover information is not available.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of emerging market small capitalized ("small cap") companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by emerging market small cap companies that the Advisor believes have above average growth, profitability and quality characteristics. For purposes of the Fund, the Advisor considers a company to be a small cap company if it has a total market capitalization at the time of purchase of  $5 billion or less. Securities of companies whose total market capitalization no longer meets this definition of small cap after purchase may continue to be held in the Fund. Emerging market companies, for purposes of the Fund, are companies organized under the laws of an emerging market country or that have securities traded principally on an exchange or over-the-counter in an emerging market country. Currently, emerging markets include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Fund's investments are normally allocated among at least six different countries and no more than 50% of the Fund's equity holdings may be invested in securities of issuers in one country at any given time. The Fund may invest in equity securities through initial public offerings (IPOs) and private placements.

In choosing investments, fundamental company analysis and stock selection are the Advisor's primary investment criteria. The Advisor generally seeks equity securities, including common stocks, of emerging market companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.

The Advisor will vary the Fund's sector and geographic diversification based upon the Advisor's ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

PRINCIPAL RISKS OF INVESTING:

Because the Fund invests most of its assets in equity securities of emerging market small cap companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund's returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. These risks may be greatly increased in emerging market countries because the securities of emerging markets companies may be subject to greater volatility and less liquidity than companies in more developed markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund's investments. The currencies of emerging market countries may experience a devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of the Fund's assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. In addition, the Fund invests primarily in the securities of small companies, which may be more volatile and less liquid than securities of large companies. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country. The Fund's investments in IPOs are subject to high volatility and are of limited availability. Securities acquired through private placements may be classified as illiquid and difficult to value.

The Fund involves a high level of risk and may not be appropriate for everyone.    You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor's decision to make changes to or rebalance its clients' allocations in the separate accounts may substantially impact the Fund's performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:
The bar chart and table showing the Fund's annual returns and average annual total return are not included because the Fund does not have annual returns for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WILLIAM BLAIR FUNDS
Prospectus Date	rr_ProspectusDate	Oct 24, 2011
Class N | William Blair Emerging Markets Small Cap Growth Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	1.10%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (includes a shareholder administration fee)	rr_OtherExpensesOverAssets	0.46%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.65%
1 Year	rr_ExpenseExampleYear01	168
3 Years	rr_ExpenseExampleYear03	554
Class N | William Blair Emerging Markets Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR EMERGING MARKETS SMALL CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, portfolio turnover information is not available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are estimated for the current fiscal year since the Fund did not commence operations until October 24, 2011
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of emerging market small capitalized ("small cap") companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by emerging market small cap companies that the Advisor believes have above average growth, profitability and quality characteristics. For purposes of the Fund, the Advisor considers a company to be a small cap company if it has a total market capitalization at the time of purchase of  $5 billion or less. Securities of companies whose total market capitalization no longer meets this definition of small cap after purchase may continue to be held in the Fund. Emerging market companies, for purposes of the Fund, are companies organized under the laws of an emerging market country or that have securities traded principally on an exchange or over-the-counter in an emerging market country. Currently, emerging markets include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Fund's investments are normally allocated among at least six different countries and no more than 50% of the Fund's equity holdings may be invested in securities of issuers in one country at any given time. The Fund may invest in equity securities through initial public offerings (IPOs) and private placements.

In choosing investments, fundamental company analysis and stock selection are the Advisor's primary investment criteria. The Advisor generally seeks equity securities, including common stocks, of emerging market companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.

The Advisor will vary the Fund's sector and geographic diversification based upon the Advisor's ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests most of its assets in equity securities of emerging market small cap companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund's returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. These risks may be greatly increased in emerging market countries because the securities of emerging markets companies may be subject to greater volatility and less liquidity than companies in more developed markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund's investments. The currencies of emerging market countries may experience a devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of the Fund's assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. In addition, the Fund invests primarily in the securities of small companies, which may be more volatile and less liquid than securities of large companies. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country. The Fund's investments in IPOs are subject to high volatility and are of limited availability. Securities acquired through private placements may be classified as illiquid and difficult to value.

The Fund involves a high level of risk and may not be appropriate for everyone.    You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor's decision to make changes to or rebalance its clients' allocations in the separate accounts may substantially impact the Fund's performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund's returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart and table showing the Fund's annual returns and average annual total return are not included because the Fund does not have annual returns for a full calendar year.

[1]	"Other Expenses" are estimated for the current fiscal year since the Fund did not commence operations until October 24, 2011.
[2]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Class N operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 1.65% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund's Commencement of Operations on October 24, 2011 for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio is below the expense limitation.

Class I | William Blair Emerging Markets Small Cap Growth Fund
WILLIAM BLAIR EMERGING MARKETS SMALL CAP GROWTH FUND
INVESTMENT OBJECTIVE:
The Fund seeks long-term capital appreciation.
FEES AND EXPENSES:
This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Class I William Blair Emerging Markets Small Cap Growth Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class I William Blair Emerging Markets Small Cap Growth Fund
Management Fee		1.10%
Distribution (Rule 12b-1) Fee		none
Other Expenses (includes a shareholder administration fee)	[1]	0.46%
Total Annual Fund Operating Expenses	[2]	1.56%
Fee Waiver and/or Expense Reimbursement		0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.40%
[1]	"Other Expenses" are estimated for the current fiscal year since the Fund did not commence operations until October 24, 2011.
[2]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Class I operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 1.40% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund's Commencement of Operations on October 24, 2011 for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio is below the expense limitation.

Example:

This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Class I William Blair Emerging Markets Small Cap Growth Fund	143	477

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, portfolio turnover information is not available.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of emerging market small capitalized ("small cap") companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by emerging market small cap companies that the Advisor believes have above average growth, profitability and quality characteristics. For purposes of the Fund, the Advisor considers a company to be a small cap company if it has a total market capitalization at the time of purchase of  $5 billion or less. Securities of companies whose total market capitalization no longer meets this definition of small cap after purchase may continue to be held in the Fund. Emerging market companies, for purposes of the Fund, are companies organized under the laws of an emerging market country or that have securities traded principally on an exchange or over-the-counter in an emerging market country. Currently, emerging markets include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Fund's investments are normally allocated among at least six different countries and no more than 50% of the Fund's equity holdings may be invested in securities of issuers in one country at any given time. The Fund may invest in equity securities through initial public offerings (IPOs) and private placements.

In choosing investments, fundamental company analysis and stock selection are the Advisor's primary investment criteria. The Advisor generally seeks equity securities, including common stocks, of emerging market companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.

The Advisor will vary the Fund's sector and geographic diversification based upon the Advisor's ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

PRINCIPAL RISKS OF INVESTING:

Because the Fund invests most of its assets in equity securities of emerging market small cap companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund's returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. These risks may be greatly increased in emerging market countries because the securities of emerging markets companies may be subject to greater volatility and less liquidity than companies in more developed markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund's investments. The currencies of emerging market countries may experience a devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of the Fund's assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. In addition, the Fund invests primarily in the securities of small companies, which may be more volatile and less liquid than securities of large companies. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country. The Fund's investments in IPOs are subject to high volatility and are of limited availability. Securities acquired through private placements may be classified as illiquid and difficult to value.

The Fund involves a high level of risk and may not be appropriate for everyone.    You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor's decision to make changes to or rebalance its clients' allocations in the separate accounts may substantially impact the Fund's performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:
The bar chart and table showing the Fund's annual returns and average annual total return are not included because the Fund does not have annual returns for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WILLIAM BLAIR FUNDS
Prospectus Date	rr_ProspectusDate	Oct 24, 2011
Class I | William Blair Emerging Markets Small Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	1.10%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (includes a shareholder administration fee)	rr_OtherExpensesOverAssets	0.46%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.40%
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	477
Class I | William Blair Emerging Markets Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR EMERGING MARKETS SMALL CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, portfolio turnover information is not available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are estimated for the current fiscal year since the Fund did not commence operations until October 24, 2011
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of emerging market small capitalized ("small cap") companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by emerging market small cap companies that the Advisor believes have above average growth, profitability and quality characteristics. For purposes of the Fund, the Advisor considers a company to be a small cap company if it has a total market capitalization at the time of purchase of  $5 billion or less. Securities of companies whose total market capitalization no longer meets this definition of small cap after purchase may continue to be held in the Fund. Emerging market companies, for purposes of the Fund, are companies organized under the laws of an emerging market country or that have securities traded principally on an exchange or over-the-counter in an emerging market country. Currently, emerging markets include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Fund's investments are normally allocated among at least six different countries and no more than 50% of the Fund's equity holdings may be invested in securities of issuers in one country at any given time. The Fund may invest in equity securities through initial public offerings (IPOs) and private placements.

In choosing investments, fundamental company analysis and stock selection are the Advisor's primary investment criteria. The Advisor generally seeks equity securities, including common stocks, of emerging market companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.

The Advisor will vary the Fund's sector and geographic diversification based upon the Advisor's ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests most of its assets in equity securities of emerging market small cap companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund's returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. These risks may be greatly increased in emerging market countries because the securities of emerging markets companies may be subject to greater volatility and less liquidity than companies in more developed markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund's investments. The currencies of emerging market countries may experience a devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of the Fund's assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. In addition, the Fund invests primarily in the securities of small companies, which may be more volatile and less liquid than securities of large companies. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country. The Fund's investments in IPOs are subject to high volatility and are of limited availability. Securities acquired through private placements may be classified as illiquid and difficult to value.

The Fund involves a high level of risk and may not be appropriate for everyone.    You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor's decision to make changes to or rebalance its clients' allocations in the separate accounts may substantially impact the Fund's performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund's returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart and table showing the Fund's annual returns and average annual total return are not included because the Fund does not have annual returns for a full calendar year.

[1]	"Other Expenses" are estimated for the current fiscal year since the Fund did not commence operations until October 24, 2011.
[2]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Class I operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 1.40% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund's Commencement of Operations on October 24, 2011 for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio is below the expense limitation.

Institutional Class | William Blair Emerging Markets Small Cap Growth Fund
WILLIAM BLAIR EMERGING MARKETS SMALL CAP GROWTH FUND
INVESTMENT OBJECTIVE:
The Fund seeks long-term capital appreciation.
FEES AND EXPENSES:
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Institutional Class William Blair Emerging Markets Small Cap Growth Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Institutional Class William Blair Emerging Markets Small Cap Growth Fund
Management Fee		1.10%
Distribution (Rule 12b-1) Fee		none
Other Expenses	[1]	0.31%
Total Annual Fund Operating Expenses	[2]	1.41%
Fee Waiver and/or Expense Reimbursement		0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.25%
[1]	"Other Expenses" are estimated for the current fiscal year since the Fund did not commence operations until October 24, 2011.
[2]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Institutional Class operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 1.25% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund's Commencement of Operations on October 24, 2011 for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio is below the expense limitation.

Example:

This example is intended to help you compare the cost of investing in Institutional Class shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Institutional Class William Blair Emerging Markets Small Cap Growth Fund	127	431

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, portfolio turnover information is not available.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of emerging market small capitalized ("small cap") companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by emerging market small cap companies that the Advisor believes have above average growth, profitability and quality characteristics. For purposes of the Fund, the Advisor considers a company to be a small cap company if it has a total market capitalization at the time of purchase of  $5 billion or less. Securities of companies whose total market capitalization no longer meets this definition of small cap after purchase may continue to be held in the Fund. Emerging market companies, for purposes of the Fund, are companies organized under the laws of an emerging market country or that have securities traded principally on an exchange or over-the-counter in an emerging market country. Currently, emerging markets include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Fund's investments are normally allocated among at least six different countries and no more than 50% of the Fund's equity holdings may be invested in securities of issuers in one country at any given time. The Fund may invest in equity securities through initial public offerings (IPOs) and private placements.

In choosing investments, fundamental company analysis and stock selection are the Advisor's primary investment criteria. The Advisor generally seeks equity securities, including common stocks, of emerging market companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.

The Advisor will vary the Fund's sector and geographic diversification based upon the Advisor's ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

PRINCIPAL RISKS OF INVESTING:

Because the Fund invests most of its assets in equity securities of emerging market small cap companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund's returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. These risks may be greatly increased in emerging market countries because the securities of emerging markets companies may be subject to greater volatility and less liquidity than companies in more developed markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund's investments. The currencies of emerging market countries may experience a devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of the Fund's assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. In addition, the Fund invests primarily in the securities of small companies, which may be more volatile and less liquid than securities of large companies. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country. The Fund's investments in IPOs are subject to high volatility and are of limited availability. Securities acquired through private placements may be classified as illiquid and difficult to value.

The Fund involves a high level of risk and may not be appropriate for everyone.    You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor's decision to make changes to or rebalance its clients' allocations in the separate accounts may substantially impact the Fund's performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:
The bar chart and table showing the Fund's annual returns and average annual total return are not included because the Fund does not have annual returns for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WILLIAM BLAIR FUNDS
Prospectus Date	rr_ProspectusDate	Oct 24, 2011
Institutional Class | William Blair Emerging Markets Small Cap Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.10%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	431
Institutional Class | William Blair Emerging Markets Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR EMERGING MARKETS SMALL CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, portfolio turnover information is not available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are estimated for the current fiscal year since the Fund did not commence operations until October 24, 2011
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Institutional Class shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of emerging market small capitalized ("small cap") companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by emerging market small cap companies that the Advisor believes have above average growth, profitability and quality characteristics. For purposes of the Fund, the Advisor considers a company to be a small cap company if it has a total market capitalization at the time of purchase of  $5 billion or less. Securities of companies whose total market capitalization no longer meets this definition of small cap after purchase may continue to be held in the Fund. Emerging market companies, for purposes of the Fund, are companies organized under the laws of an emerging market country or that have securities traded principally on an exchange or over-the-counter in an emerging market country. Currently, emerging markets include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Fund's investments are normally allocated among at least six different countries and no more than 50% of the Fund's equity holdings may be invested in securities of issuers in one country at any given time. The Fund may invest in equity securities through initial public offerings (IPOs) and private placements.

In choosing investments, fundamental company analysis and stock selection are the Advisor's primary investment criteria. The Advisor generally seeks equity securities, including common stocks, of emerging market companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.

The Advisor will vary the Fund's sector and geographic diversification based upon the Advisor's ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests most of its assets in equity securities of emerging market small cap companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund's returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. These risks may be greatly increased in emerging market countries because the securities of emerging markets companies may be subject to greater volatility and less liquidity than companies in more developed markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund's investments. The currencies of emerging market countries may experience a devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of the Fund's assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. In addition, the Fund invests primarily in the securities of small companies, which may be more volatile and less liquid than securities of large companies. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country. The Fund's investments in IPOs are subject to high volatility and are of limited availability. Securities acquired through private placements may be classified as illiquid and difficult to value.

The Fund involves a high level of risk and may not be appropriate for everyone.    You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor's decision to make changes to or rebalance its clients' allocations in the separate accounts may substantially impact the Fund's performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund's returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart and table showing the Fund's annual returns and average annual total return are not included because the Fund does not have annual returns for a full calendar year.

[1]	"Other Expenses" are estimated for the current fiscal year since the Fund did not commence operations until October 24, 2011.
[2]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Institutional Class operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 1.25% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund's Commencement of Operations on October 24, 2011 for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio is below the expense limitation.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct 24, 2011